Other items from operating activities (Tables)	12 Months Ended
Dec. 31, 2020
Other items from operating activities
Schedule of other income and other expense

For the year ended December 31, (M$)	2020	2019	2018
Gains on disposal of assets	961	670	1,041
Foreign exchange gains	746	238	252
Other	530	255	545
OTHER INCOME	2,237	1,163	1,838

Losses on disposal of assets	(52)	(56)	(111)
Foreign exchange losses	(320)	(463)	(444)
Amortization of other intangible assets (excl. mineral interests)	(343)	(266)	(225)
Other	(791)	(407)	(493)
OTHER EXPENSE	(1,506)	(1,192)	(1,273)

Schedule of other financial income and expense

As of December 31, (M$)	2020	2019	2018
Dividend income on non-consolidated subsidiaries	160	178	171
Capitalized financial expenses	110	227	519
Other	644	387	430
OTHER FINANCIAL INCOME	914	792	1,120
Accretion of asset retirement obligations	(607)	(639)	(530)
Other	(83)	(125)	(155)
OTHER FINANCIAL EXPENSE	(690)	(764)	(685)

Schedule of other non-current assets and changes in the valuation allowance on loans and advances

As of December 31, 2020		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,731	(273)	2,458
Other non-current financial assets related to operational activities	287	—	287
Other	65	—	65
TOTAL	3,083	(273)	2,810

As of December 31, 2019		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,248	(266)	1,982
Other non-current financial assets related to operational activities	332	–	332
Other	101	–	101
TOTAL	2,681	(266)	2,415

As of December 31, 2018		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,180	(303)	1,877
Other non-current financial assets related to operational activities	471	–	471
Other	161	–	161
TOTAL	2,812	(303)	2,509
(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

				Currency
	Valuation			translation	Valuation
For the year ended December 31,	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2020	(266)	(30)	15	8	(273)
2019	(303)	(7)	43	1	(266)
2018	(359)	(5)	35	26	(303)